Interests in unconsolidated structured entities (Detail 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Disclosure Of Unconsolidated Structured Entities [Line Items]
Increase / (decrease) in interests in securitization vehicles	$ (852)
Increase / (decrease) in interests in client vehicles	(5,057)
Increase / (decrease) in assets held by securitization vehicles	(11,000)
Increase / (decrease) in assets held by client vehicles	(105,000)
Financial Assets [Member]
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	6,907	$ 8,534
Total assets	6,657	8,285
Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	6,149	7,538
Total assets	6,149	7,538
Derivative financial instruments
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	278	215
Total assets	278	215
Loans and advances to customers
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	119	200
Total assets	119	200
Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	108	143
Total assets	108	143
Financial assets measured at fair value through other comprehensive income
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	0	0
Total assets	0	0
Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	252	438
Total assets	3	188
Financial Liabilities [Member[
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	2	2
Total liabilities	798	598
Derivative financial instruments
Disclosure Of Unconsolidated Structured Entities [Line Items]
Maximum exposure to loss	2	2
Total liabilities	798	598
Securitization vehicles
Disclosure Of Unconsolidated Structured Entities [Line Items]
Assets held by the unconsolidated structured entities in which UBS had an interest	39	17
Securitization vehicles | Financial Assets [Member]
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	266	278
Securitization vehicles | Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	263	88
Securitization vehicles | Derivative financial instruments
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	3	2
Securitization vehicles | Loans and advances to customers
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0	0
Securitization vehicles | Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0	0
Securitization vehicles | Financial assets measured at fair value through other comprehensive income
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0	0
Securitization vehicles | Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0	188
Securitization vehicles | Financial Liabilities [Member[
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities	1	1
Securitization vehicles | Derivative financial instruments
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities	1	1
Client Vehicles sponsored by UBS
Disclosure Of Unconsolidated Structured Entities [Line Items]
Assets held by the unconsolidated structured entities in which UBS had an interest	2	2
Client Vehicles sponsored by UBS | Financial Assets [Member]
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	162	185
Client Vehicles sponsored by UBS | Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	2	37
Client Vehicles sponsored by UBS | Derivative financial instruments
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	160	147
Client Vehicles sponsored by UBS | Loans and advances to customers
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0	0
Client Vehicles sponsored by UBS | Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0	0
Client Vehicles sponsored by UBS | Financial assets measured at fair value through other comprehensive income
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0	0
Client Vehicles sponsored by UBS | Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0	0
Client Vehicles sponsored by UBS | Financial Liabilities [Member[
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities	35	8
Client Vehicles sponsored by UBS | Derivative financial instruments
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities	35	8
Investment funds | Financial Assets [Member]
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	6,228	7,821
Investment funds | Financial assets at fair value held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	5,884	7,413
Investment funds | Derivative financial instruments
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	115	66
Investment funds | Loans and advances to customers
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	119	200
Investment funds | Financial assets at fair value not held for trading
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	108	143
Investment funds | Financial assets measured at fair value through other comprehensive income
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	0	0
Investment funds | Other financial assets measured at amortized cost
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total assets	2	0
Investment funds | Financial Liabilities [Member[
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities	763	590
Investment funds | Derivative financial instruments
Disclosure Of Unconsolidated Structured Entities [Line Items]
Total liabilities	763	590
Interests in Investment funds represented on balance sheet
Disclosure Of Unconsolidated Structured Entities [Line Items]
Assets held by the unconsolidated structured entities in which UBS had an interest	$ 95	$ 118